Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
PIK toggle notes
Fair Value of Other Financial Instruments
Fair Value		$ 417.0	$ 240.9
2012 Notes
Fair Value of Other Financial Instruments
Fair Value	446.3
Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value	$ 228.6	$ 208.2	$ 210.9